SEGMENT INFORMATION - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) numberOfSegment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 operating_segments
Disclosure Of Operating Segments [Line Items]
Number of reporting segments | numberOfSegment	3
Number of operating segments	3			3
Revenue	$ 425,772	$ 433,893	$ 476,659
ROW
Disclosure Of Operating Segments [Line Items]
Revenue	200,198	184,723	171,848
ROW | One major customer
Disclosure Of Operating Segments [Line Items]
Revenue	$ 80,862	$ 66,858	$ 56,579
Percentage of entity's revenue from major customer	18.99%	15.41%	11.87%